Investment in associates (Details 3) $ in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)
Statement [Line Items]
Marketing and investor relations	$ 338		$ 193		$ 556		$ 785
General and administration	76		160		$ 212		360
UMS [Member]
Statement [Line Items]
Exploration and evaluation costs		$ 252		$ 82		$ 303		$ 132
Marketing and investor relations	5		(15)			5	8
General and administration	233		79			351	137
Total transactions for the period	$ 490		$ 146			$ 659	$ 277